Schedule of Operating Lease Commitments (Detail)	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
2016	$ 355,797
2017	246,255
2018	252,092
2019	259,132
2020	266,455
Total operating lease commitments	$ 1,379,731